PROPERTY AND EQUIPMENT (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Balance, beginning of the period	₺ 223,945	₺ 173,152
Balance, end of the period	337,990	223,945
Collateral, pledge or mortgage on tangible assets	0	0
Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	482,994	382,402
Additions	200,767	106,167
Disposals	(4,393)	(5,575)
Acquisition of subsidiary	72
Balance, end of the period	679,440	482,994
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(259,049)	(209,250)
Additions	(86,298)	(53,040)
Disposals	3,897	3,241
Balance, end of the period	(341,450)	(259,049)
Motor vehicles | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	5,263	3,647
Additions	38,655	1,685
Disposals		(69)
Balance, end of the period	43,918	5,263
Motor vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(3,311)	(2,504)
Additions	(4,931)	(876)
Disposals		69
Balance, end of the period	(8,242)	(3,311)
Furniture and fixtures | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	358,669	274,799
Additions	148,621	87,851
Disposals	(4,393)	(3,981)
Acquisition of subsidiary	72
Balance, end of the period	502,969	358,669
Furniture and fixtures | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(189,189)	(153,790)
Additions	(64,295)	(38,571)
Disposals	3,897	3,172
Balance, end of the period	(249,587)	(189,189)
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	119,062	102,507
Additions	13,491	16,631
Disposals		(76)
Balance, end of the period	132,553	119,062
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(66,549)	(52,956)
Additions	(17,072)	(13,593)
Balance, end of the period	₺ (83,621)	(66,549)
Advances given | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period		1,449
Disposals		₺ (1,449)